Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Revolving Repayment Card Loans (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Performing
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans	¥ 64,600	¥ 67,874
Total— origination year (excluding revolving repayment card loans)	5,049,070	4,895,662
Total— financial assets measured at amortized cost	5,113,670	4,963,536
Non-Performing
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans	0	0
Total— origination year (excluding revolving repayment card loans)	112,852	114,467
Total— financial assets measured at amortized cost	112,852	114,467
Gross write-offs
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans		0
Total— origination year (excluding revolving repayment card loans)		19,028
Total— financial assets measured at amortized cost		¥ 19,028
Revolving repayment card loans (Gross write-offs)	0
Total— origination year (excluding revolving repayment card loans) (Gross write-offs)	18,565
Total— financial assets measured at amortized cost (Gross write-offs)	¥ 18,565